Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	May 31, 2016	May 31, 2026	May 31, 2017	May 31, 2018	May 31, 2019	May 31, 2020	May 31, 2021	May 31, 2022	May 31, 2023	May 31, 2024	May 31, 2025	May 31, 2026
C000001477 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Accumulated Value	$ 10,000		$ 10,105	$ 10,284	$ 10,890	$ 11,257	$ 11,883	$ 11,022	$ 10,931	$ 11,344	$ 11,434	$ 12,265
C000001474 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares at maximum sales charge (Offering Price)
Accumulated Value	9,583		9,664	9,813	10,369	10,696	11,279	10,437	10,330	10,700	10,764	11,531
C000001478 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares at maximum sales charge (Offering Price)
Accumulated Value	9,583		9,656	9,843	10,418	10,836	11,372	10,546	10,480	10,813	10,908	11,625
C000001481 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Accumulated Value	10,000		10,093	10,316	10,937	11,389	11,977	11,131	11,082	11,454	11,575	12,360
C000001489 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Accumulated Value	10,000		10,187	10,354	10,886	11,105	11,875	11,036	10,924	11,328	11,474	12,364
C000001486 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares at maximum sales charge (Offering Price)
Accumulated Value	9,579		9,737	9,883	10,367	10,553	11,262	10,444	10,328	10,676	10,805	11,621
C000001490 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares at maximum sales charge (Offering Price)
Accumulated Value	9,578		9,656	9,755	10,238	10,641	11,119	10,412	10,303	10,644	10,736	11,526
C000001493 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Accumulated Value	10,000		10,104	10,221	10,750	11,196	11,733	11,006	10,906	11,299	11,408	12,275
C000001497 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Accumulated Value	10,000		10,024	10,236	10,953	11,307	11,907	11,213	10,981	11,441	11,446	12,399
C000001494 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares at maximum sales charge (Offering Price)
Accumulated Value	9,577		9,576	9,753	10,427	10,742	11,287	10,608	10,367	10,782	10,767	11,642
C000001498 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares at maximum sales charge (Offering Price)
Accumulated Value	9,579		9,683	9,816	10,340	10,644	11,243	10,379	10,287	10,652	10,706	11,475
C000001501 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares at NAV
Accumulated Value	10,000		10,125	10,281	10,859	11,191	11,846	10,957	10,882	11,290	11,367	12,218
S And P Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond Index
Accumulated Value	10,000		10,158	10,285	10,909	11,331	11,864	11,156	11,177	11,498	11,779	12,554
Lipper Other States Municipal Debt Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lipper Other States Municipal Debt Funds Classification Average
S And P Municipal Bond Arizona Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond Arizona Index
Accumulated Value	10,000		10,143	10,243	10,832	11,219	11,729	11,087	11,051	11,416	11,725	12,488
S And P Municipal Bond Colorado Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond Colorado Index
Accumulated Value	10,000		10,176	10,371	11,042	11,457	12,119	11,359	11,386	11,782	12,147	13,034
Lipper Maryland Municipal Debt Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lipper Maryland Municipal Debt Funds Classification Average
S And P Municipal Bond Maryland Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond Maryland Index
Accumulated Value	10,000		10,156	10,202	10,765	11,229	11,582	10,915	10,940	11,160	11,509	12,212
S And P Municipal Bond New Mexico Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond New Mexico Index
Accumulated Value	10,000		10,152	10,194	10,700	11,145	11,465	10,919	10,924	11,161	11,592	12,246
Lipper Pennsylvania Municipal Debt Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lipper Pennsylvania Municipal Debt Funds Classification Average
S And P Municipal Bond Pennsylvania Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond Pennsylvania Index
Accumulated Value	10,000		10,164	10,320	10,991	11,428	11,992	11,269	11,247	11,574	11,896	12,698
S And P Municipal Bond Virginia Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Municipal Bond Virginia Index
Accumulated Value	$ 10,000		$ 10,182	$ 10,253	$ 10,828	$ 11,346	$ 11,709	$ 11,047	$ 11,042	$ 11,319	$ 11,610	$ 12,368
Lipper Virginia Municipal Debt Funds Classification Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lipper Virginia Municipal Debt Funds Classification Average